Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,

	2021	2020
Trade receivables	1,117	1,195
Less: allowance for doubtful accounts	(38)	(37)
Less: allowance for sales adjustments	(41)	(36)
Net trade receivables	1,038	1,122
Other receivables	19	29
Trade and other receivables	1,057	1,151

Summary of Aging of Gross Trade Receivables
The aging of gross trade receivables at each reporting date
was
as follows:

	December 31,

	2021	2020
Current - 30 days	884	946
Past due 31-60 days	55	72
Past due 61-90 days	33	42
Past due 91-180 days	85	52
Past due >180 days	60	83
Balance at December 31	1,117	1,195

Summary of Change in Allowance for Doubtful Accounts	The change in the allowance for doubtful accounts was as follows:

	December 31,

	2021	2020
Balance at beginning of year	37	30
Charges	35	51
Write-offs	(34)	(44)
Balance at end of year	38	37